Determination of fair value (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	R$ 198,834,060	R$ 149,985,414
Investments in associates measured at fair value	1,521,675	1,546,278
Total Financial Assets at FVTPL including investments in associates	241,276,316	197,731,488
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income	42,223,349	50,879,981
Financial assets at fair value through other comprehensive income	42,223,349	50,879,981
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	7,406,932	2,836,146
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	17,063,099	22,057,137
Financial Assets At Amortized Cost Securities Trading And Intermediation	6,299,483	6,499,097
Financial Assets At Amortized Cost Accounts Receivable	1,366,424	778,943
Financial Assets At Amortized Cost Loan Operations	34,142,085	29,228,463
Financial Assets At Amortized Cost Other Financial Assets	16,912,992	13,232,997
Evaluated at amortized cost	83,191,015	74,632,783
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	21,043,459	15,253,376
Derivative financial liabilities	37,546,940	40,047,687
Fair value through profit or loss	58,590,399	55,301,063
Financial Liabilities Evaluated at Amortized Cost [Abstract]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	58,713,869	71,779,721
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	22,420,806	18,474,978
Financial Liabilities At Amortized Cost, Financial Instruments Payable	123,403,515	95,248,482
Financial Liabilities At Amortized Cost Borrowings	237,894	1,666,432
Financial Liabilities At Amortized Cost Accounts Payables	810,157	763,465
Financial Liabilities At Amortized Cost Other Financial Liabilities	12,320,730	14,730,863
Evaluated at amortized cost	217,906,971	202,663,941
Securities Loaned [Domain]
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	20,388,644	14,830,405
Corporate debt – local [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	654,815	422,971
Swap contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	14,937,416	14,000,255
Forward contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	1,681,224	2,083,292
Futures contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	3,664,058	1,929,536
Option contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	17,264,242	22,034,604
Brazilian sovereign bonds [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	56,313,856	46,736,162
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income	39,043,715	46,981,007
Foreign sovereign bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	1,818,020
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income	3,179,634	3,898,974
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	282,693
Real estate–backed instruments [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	4,276,576	4,753,274
Agribusiness–backed instruments [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	4,830,980	1,394,074
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	474,121	211,555
Corporate debt – local [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	17,178,981	13,012,139
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	4,428,597
Corporate debt – foreign [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	7,987,265	8,219,727
Bank funding instruments (CDB) [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	463,133	661,664
Bank funding instruments (Others) [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	1,515,827	583,840
Structured notes [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	50,076	20,546
Investment funds [member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	96,353,891	65,840,498
Equity securities [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	7,613,050	2,495,570
Others
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	432,405	6,267,920
Swap contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	20,361,017	21,743,021
Forward contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	1,071,790	2,692,354
Futures contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	5,966,802	3,003,675
Option contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	13,520,972	18,760,746
Brazilian sovereign bonds (onshore) [Member]
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	2,221,521
At fair value [member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	198,834,060	149,985,414
Investments in associates measured at fair value	1,521,675	1,546,278
Total Financial Assets at FVTPL including investments in associates	241,276,316	197,731,488
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	42,223,349	50,879,981
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities		2,874,382
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	17,117,478	22,010,879
Financial Assets At Amortized Cost Securities Trading And Intermediation	6,299,483	6,499,097
Financial Assets At Amortized Cost Accounts Receivable	1,366,424	778,943
Financial Assets At Amortized Cost Loan Operations	34,549,310	29,145,291
Financial Assets At Amortized Cost Other Financial Assets	16,912,992	13,232,997
Evaluated at amortized cost	84,831,017	74,541,589
Financial liabilities at fair value through profit or loss [abstract]
Fair value through profit or loss	58,590,399	55,301,063
Financial Liabilities Evaluated at Amortized Cost [Abstract]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	57,469,033	71,693,244
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	22,420,806	18,474,978
Financial Liabilities At Amortized Cost, Financial Instruments Payable	123,212,421	94,662,035
Financial Liabilities At Amortized Cost Borrowings	239,368	1,666,432
Financial Liabilities At Amortized Cost Accounts Payables	810,157	763,465
Financial Liabilities At Amortized Cost Other Financial Liabilities	12,320,730	14,730,863
Evaluated at amortized cost	216,472,515	201,991,017
At fair value [member] | Securities Loaned [Domain]
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	20,388,644	14,830,405
At fair value [member] | Corporate debt – local [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	654,815	422,971
At fair value [member] | Swap contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	14,937,416	14,000,255
At fair value [member] | Forward contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	1,681,224	2,083,292
At fair value [member] | Futures contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	3,664,058	1,929,536
At fair value [member] | Option contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	17,264,242	22,034,604
At fair value [member] | Brazilian sovereign bonds [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	56,313,856	46,736,162
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income	39,043,715	46,981,007
At fair value [member] | Foreign sovereign bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	1,818,020	0
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income	3,179,634	3,898,974
Financial assets at fair value through other comprehensive income	3,179,634	3,898,974
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	282,696
At fair value [member] | Real estate–backed instruments [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	4,276,576	4,753,274
At fair value [member] | Agribusiness–backed instruments [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	4,830,980	1,394,074
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	486,205	212,103
At fair value [member] | Corporate debt – local [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	17,178,981	13,012,139
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	5,594,901	0
At fair value [member] | Corporate debt – foreign [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	7,987,265	8,219,727
At fair value [member] | Bank funding instruments (CDB) [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	463,133	661,664
At fair value [member] | Bank funding instruments (Others) [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	1,515,827	583,840
At fair value [member] | Structured notes [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	50,076	20,546
At fair value [member] | Investment funds [member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	96,353,891	65,840,498
At fair value [member] | Equity securities [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	7,613,050	2,495,570
At fair value [member] | Others
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	432,405	6,267,920
At fair value [member] | Swap contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	20,361,017	21,743,021
At fair value [member] | Forward contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	1,071,790	2,692,354
At fair value [member] | Futures contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	5,966,802	3,003,675
At fair value [member] | Option contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	13,520,972	18,760,746
At fair value [member] | Brazilian sovereign bonds (onshore) [Member]
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	2,221,528
Level 1 of fair value hierarchy [member]
Financial assets at fair value through profit or loss [abstract]
Investments in associates measured at fair value		0
Total Financial Assets at FVTPL including investments in associates	175,331,449	126,371,744
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	42,223,349	50,879,981
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities		0
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	0	0
Financial Assets At Amortized Cost Securities Trading And Intermediation	0	0
Financial Assets At Amortized Cost Accounts Receivable	0	0
Financial Assets At Amortized Cost Loan Operations	0	0
Financial Assets At Amortized Cost Other Financial Assets	0	0
Evaluated at amortized cost	2,504,224	0
Financial liabilities at fair value through profit or loss [abstract]
Fair value through profit or loss	24,052,702	16,759,941
Financial Liabilities Evaluated at Amortized Cost [Abstract]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	0	0
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	0	0
Financial Liabilities At Amortized Cost, Financial Instruments Payable	0	0
Financial Liabilities At Amortized Cost Borrowings	0	0
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	0	0
Evaluated at amortized cost	0	0
Level 1 of fair value hierarchy [member] | Securities Loaned [Domain]
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	20,388,644	14,830,405
Level 1 of fair value hierarchy [member] | Corporate debt – local [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	0	0
Level 1 of fair value hierarchy [member] | Swap contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Forward contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Futures contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	3,664,058	1,929,536
Level 1 of fair value hierarchy [member] | Option contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Brazilian sovereign bonds [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	56,313,856	46,736,162
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income	39,043,715	46,981,007
Level 1 of fair value hierarchy [member] | Foreign sovereign bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	1,818,020
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income	3,179,634	3,898,974
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	282,696
Level 1 of fair value hierarchy [member] | Real estate–backed instruments [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Level 1 of fair value hierarchy [member] | Agribusiness–backed instruments [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	0	0
Level 1 of fair value hierarchy [member] | Corporate debt – local [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	0	0
Level 1 of fair value hierarchy [member] | Corporate debt – foreign [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	7,987,265	8,219,727
Level 1 of fair value hierarchy [member] | Bank funding instruments (CDB) [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Level 1 of fair value hierarchy [member] | Bank funding instruments (Others) [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Level 1 of fair value hierarchy [member] | Structured notes [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Level 1 of fair value hierarchy [member] | Investment funds [member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	96,076,760	65,840,498
Level 1 of fair value hierarchy [member] | Equity securities [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	7,168,746	2,123,810
Level 1 of fair value hierarchy [member] | Others
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	447,872
Level 1 of fair value hierarchy [member] | Swap contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	0	0
Level 1 of fair value hierarchy [member] | Forward contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	0	0
Level 1 of fair value hierarchy [member] | Futures contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	5,966,802	3,003,675
Level 1 of fair value hierarchy [member] | Option contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	0	0
Level 1 of fair value hierarchy [member] | Brazilian sovereign bonds (onshore) [Member]
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	2,221,528
Level 2 of fair value hierarchy [member]
Financial assets at fair value through profit or loss [abstract]
Investments in associates measured at fair value		0
Total Financial Assets at FVTPL including investments in associates	63,701,757	69,441,706
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	0	0
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities		2,874,382
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	17,117,478	22,010,879
Financial Assets At Amortized Cost Securities Trading And Intermediation	6,299,483	6,499,097
Financial Assets At Amortized Cost Accounts Receivable	1,366,424	778,943
Financial Assets At Amortized Cost Loan Operations	34,549,310	29,145,291
Financial Assets At Amortized Cost Other Financial Assets	16,912,992	13,232,997
Evaluated at amortized cost	82,326,793	74,541,589
Financial liabilities at fair value through profit or loss [abstract]
Fair value through profit or loss	34,537,697	38,541,122
Financial Liabilities Evaluated at Amortized Cost [Abstract]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	57,469,033	71,693,244
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	22,420,806	18,474,978
Financial Liabilities At Amortized Cost, Financial Instruments Payable	123,212,421	94,662,035
Financial Liabilities At Amortized Cost Borrowings	239,368	1,666,432
Financial Liabilities At Amortized Cost Accounts Payables	810,157	763,465
Financial Liabilities At Amortized Cost Other Financial Liabilities	12,213,571	14,614,086
Evaluated at amortized cost	216,365,356	201,874,240
Level 2 of fair value hierarchy [member] | Securities Loaned [Domain]
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	0	0
Level 2 of fair value hierarchy [member] | Corporate debt – local [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	654,815	422,971
Level 2 of fair value hierarchy [member] | Swap contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	14,937,416	14,000,255
Level 2 of fair value hierarchy [member] | Forward contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	1,681,224	2,083,292
Level 2 of fair value hierarchy [member] | Futures contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Option contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	17,264,242	22,034,604
Level 2 of fair value hierarchy [member] | Brazilian sovereign bonds [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income	0	0
Level 2 of fair value hierarchy [member] | Foreign sovereign bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income	0	0
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	0
Level 2 of fair value hierarchy [member] | Real estate–backed instruments [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	4,276,576	4,753,274
Level 2 of fair value hierarchy [member] | Agribusiness–backed instruments [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	4,830,980	1,394,074
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	486,205	212,103
Level 2 of fair value hierarchy [member] | Corporate debt – local [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	17,178,981	13,012,139
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	5,594,901	0
Level 2 of fair value hierarchy [member] | Corporate debt – foreign [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Level 2 of fair value hierarchy [member] | Bank funding instruments (CDB) [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	463,133	661,664
Level 2 of fair value hierarchy [member] | Bank funding instruments (Others) [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	1,515,827	583,840
Level 2 of fair value hierarchy [member] | Structured notes [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	50,076	20,546
Level 2 of fair value hierarchy [member] | Investment funds [member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Level 2 of fair value hierarchy [member] | Equity securities [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Level 2 of fair value hierarchy [member] | Others
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	432,405	5,820,048
Level 2 of fair value hierarchy [member] | Swap contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	20,361,017	21,743,021
Level 2 of fair value hierarchy [member] | Forward contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	1,071,790	2,692,354
Level 2 of fair value hierarchy [member] | Futures contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	0
Level 2 of fair value hierarchy [member] | Option contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	13,520,972	18,760,746
Level 2 of fair value hierarchy [member] | Brazilian sovereign bonds (onshore) [Member]
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	0
Level 3 of fair value hierarchy [member]
Financial assets at fair value through profit or loss [abstract]
Investments in associates measured at fair value	1,521,675	1,546,278
Total Financial Assets at FVTPL including investments in associates	2,243,110	1,918,038
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	0	0
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities		0
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	0	0
Financial Assets At Amortized Cost Securities Trading And Intermediation	0	0
Financial Assets At Amortized Cost Accounts Receivable	0	0
Financial Assets At Amortized Cost Loan Operations	0	0
Financial Assets At Amortized Cost Other Financial Assets	0	0
Evaluated at amortized cost	0	0
Financial liabilities at fair value through profit or loss [abstract]
Fair value through profit or loss	0	0
Financial Liabilities Evaluated at Amortized Cost [Abstract]
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	0	0
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	0	0
Financial Liabilities At Amortized Cost, Financial Instruments Payable	0	0
Financial Liabilities At Amortized Cost Borrowings	0	0
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	107,159	116,777
Evaluated at amortized cost	107,159	116,777
Level 3 of fair value hierarchy [member] | Securities Loaned [Domain]
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	0	0
Level 3 of fair value hierarchy [member] | Corporate debt – local [Member]
Financial liabilities at fair value through profit or loss [abstract]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	0	0
Level 3 of fair value hierarchy [member] | Swap contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Forward contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Futures contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Option contract [member]
Financial liabilities at fair value through profit or loss [abstract]
Derivative financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Brazilian sovereign bonds [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Foreign sovereign bonds
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0
Financial assets at fair value through other comprehensive income [abstract]
Investments in equity instruments designated at fair value through other comprehensive income	0	0
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	0
Level 3 of fair value hierarchy [member] | Real estate–backed instruments [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Level 3 of fair value hierarchy [member] | Agribusiness–backed instruments [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	0	0
Level 3 of fair value hierarchy [member] | Corporate debt – local [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	0	0
Level 3 of fair value hierarchy [member] | Corporate debt – foreign [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Level 3 of fair value hierarchy [member] | Bank funding instruments (CDB) [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Level 3 of fair value hierarchy [member] | Bank funding instruments (Others) [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Level 3 of fair value hierarchy [member] | Structured notes [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Level 3 of fair value hierarchy [member] | Investment funds [member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	277,131	0
Level 3 of fair value hierarchy [member] | Equity securities [Member]
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	444,304	371,760
Level 3 of fair value hierarchy [member] | Others
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Level 3 of fair value hierarchy [member] | Swap contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	0	0
Level 3 of fair value hierarchy [member] | Forward contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	0	0
Level 3 of fair value hierarchy [member] | Futures contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	0	0
Level 3 of fair value hierarchy [member] | Option contract [member]
Financial assets at fair value through profit or loss [abstract]
Financial Assets at Fair Value Through Profit or Loss, Derivative Financial Instruments	0	R$ 0
Level 3 of fair value hierarchy [member] | Brazilian sovereign bonds (onshore) [Member]
Financial Assets Evaluated at Amortized Cost [Abstract]
Financial Assets At Amortized Cost Securities	R$ 0